Summary of Significant Accounting Policies - Effect of Anti-dilutive Securities (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Anti-dilutive Securities	3,623,748	7,412,375	9,957,354	5,422,246
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Anti-dilutive Securities		4,830,323	5,083,932	4,708,398
Common stock subject to repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Anti-dilutive Securities			208,885	79,650
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Anti-dilutive Securities	2,636,548	660,762	680,437	634,198
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Anti-dilutive Securities	987,200	1,185,214	2,493,449
Conversion of Convertible Note Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of Anti-dilutive Securities		736,076	1,490,651